Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions

Note 17 – Related party transactions

A.	Related party transactions

1.

As of December 31, 2020, the Company held loans from its current shareholders (Israel Bar, the Company’s Chief Executive Officer, director and largest shareholder, and Joseph Gottlieb, another director), which do not carry interest or stated maturity date in the amount of 1,088,703. On May 9, 2021, the Company entered into a loan facility agreement (the “Loan Facility Agreement”), effective as of January 1, 2021, with Israel Bar, the Company’s Chief Executive Officer, director and largest shareholder, and Joseph Gottlieb, another director. Pursuant to the Loan Facility Agreement, the outstanding amount under the Shareholders Loan (as defined below) to be paid to Mr. Bar in a total amount of NIS approximately 2,460 million (approximately $0.755 million) and to Mr. Gottlieb, in a total amount of approximately NIS 1,297 million (approximately $0.394 million), bear no interest and shall be due and payable in 24 equal monthly payments, commencing on the second anniversary following completion of the contemplated IPO. Pursuant to the Loan Facility Agreement, if an IPO is not completed by December 31, 2021, then the outstanding amount shall be repaid pursuant to the available free cash of the Company, taking into account expected expenditures in the three months following partial or full payment, and in any event not prior to December 31, 2022. The Company also agreed to reimburse Mr. Bar and Mr. Gottlieb for any costs and expenses incurred in connection with the enforcement of the Loan Facility Agreement, if required. The agreement was accounted for as a modification with no change to the book value of the loan. As of December 31, 2021 the shareholders loans' amount is $1,088,250. The loans were classified within long term liabilities.

2.	In June 2021, the Company’s executed a credit line, in the aggregate amount of up to NIS 400,000 (approximately $121,501) from Bank Mizrahi Tefahot. Mr. Israel Bar, Company’s Chief Executive Officer and Director provided a personal guarantee to the credit line . As of December 31, 2021, NIS 154,427 was borrowed under the Credit Line.

3.	From its inception through December 31, 2018, the Company purchased electronic component parts from a supplier owned by one of the Company’s shareholders. The purchases were made at market prices. The outstanding balance of $96,320 and 120,881 as of December 31, 2021 and 2020, respectively, is presented in the short-term liabilities due to shareholders.

B.	Related party balances and transactions

	December 31,	December 31,
	2021	2020
Balances with related parties -
Short-term liabilities due to shareholders	$96,320	$120,881
Long-term loans due to shareholders	$1,088,250	$1,088,703
Related parties’ transactions -
Interest expenses	$-	$1,700
Purchases	$1,501	$-